UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07470

EAGLE SERIES TRUST
 (Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
FRANCINE J. ROSENBERGER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments

Investment Portfolios
(UNAUDITED) | 07.31.2012

EAGLE INTERNATIONAL EQUITY FUND

Common stocks—94.0%	Shares	Value

Australia—0.8%
Newcrest Mining Ltd.	6,774	$165,507
Telstra Corp. Ltd.	19,741	82,983

Brazil—0.5%
Petroleo Brasileiro S.A. - Petrobras	7,270	71,132
Vale S.A.	4,590	83,212

Britain—17.0%
AMEC PLC	3,056	53,201
Anglo American PLC	3,172	93,858
ARM Holdings PLC	15,588	134,153
BAE Systems PLC	20,036	96,738
BG Group PLC	16,040	315,284
BHP Billiton PLC	19,474	567,661
BP PLC	61,626	408,604
Centrica PLC	14,142	70,122
Compass Group PLC	17,487	187,111
Diageo PLC	20,391	543,955
GlaxoSmithKline PLC	25,320	581,756
Hikma Pharmaceuticals PLC	9,140	99,445
HSBC Holdings PLC	39,572	331,247
National Grid PLC	15,531	161,087
Pearson PLC	2,628	49,203
Premier Oil PLC*	11,458	68,960
Reckitt Benckiser Group PLC	3,951	216,818
Rio Tinto PLC	6,219	287,297
Rolls-Royce Holdings PLC	15,679	208,007
SABMiller PLC	2,516	108,309
Vodafone Group PLC	259,842	742,381

Canada—6.5%
Barrick Gold Corp.	12,029	395,949
BCE, Inc.	740	31,493
Cenovus Energy, Inc.	4,158	127,081
Ivanhoe Mines Ltd.*	25,695	216,506
Potash Corp. of Saskatchewan, Inc.	12,483	552,670
Rogers Communications, Inc., Class B	1,205	47,234
Suncor Energy, Inc.	21,269	650,254
TELUS Corp.	498	31,096

China—2.6%
Anhui Conch Cement Co. Ltd., Class H	7,500	19,624
Baidu, Inc., Sponsored ADR*	733	88,341
Bank of China Ltd., Class H	88,000	33,543
China Construction Bank Corp., Class H	102,000	68,546
China Merchants Bank Co. Ltd., Class H	17,500	32,106
China National Building Material Co. Ltd., Class H	32,000	31,057
Dongfeng Motor Group Co. Ltd., Class H	100,000	138,505
Golden Eagle Retail Group Ltd.	14,000	25,199
Industrial & Commercial Bank of China Ltd., Class H	61,000	34,803
Intime Department Store Group Co. Ltd.	30,000	28,031
PetroChina Co. Ltd., Class H	96,000	120,015
Tencent Holdings Ltd.	2,600	77,173
Wumart Stores, Inc., Class H	22,500	43,928
Zhuzhou CSR Times Electric Co. Ltd., Class H	14,000	33,147
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	30,400	33,894

Czech—0.3%
Komercni Banka AS	589	100,175

Denmark—1.7%
Novo Nordisk AS, Class B	3,447	532,596

Finland—0.3%
Fortum Oyj	5,435	90,941

France—9.6%
Air Liquide S.A.	761	84,787
Alstom S.A.	2,399	79,202
BNP Paribas	3,389	125,418
Cie Generale d'Optique Essilor International S.A.	1,762	152,971
Danone	3,931	238,860
Eutelsat Communications	4,147	125,031
France Telecom S.A.	8,295	110,525
GDF Suez	7,207	160,372
Iliad S.A.	428	58,868
LVMH Moet Hennessy Louis Vuitton S.A.	2,024	303,553
PPR	635	94,690
Publicis Groupe S.A.	1,681	82,609
Safran S.A.	2,312	78,104
Sanofi	7,003	569,799
Schneider Electric S.A.	3,942	221,612
Societe Generale S.A.*	3,252	71,124
Technip S.A.	466	48,783
Total S.A.	7,290	335,458
Vinci S.A.	1,856	78,374

Germany—9.6%
Adidas AG	498	37,342
Allianz SE	827	82,181
BASF SE	2,395	174,661
Bayer AG	1,341	101,773
Bayerische Motoren Werke AG	1,093	81,306
Brenntag AG	631	69,079
Daimler AG	1,844	91,932
Deutsche Bank AG	2,625	79,783
Deutsche Post AG	4,763	85,461
Deutsche Telekom AG	21,104	237,824
E.ON AG	16,195	344,458
Fraport AG	9,055	512,950
Fresenius SE & Co. KGaA	3,517	374,828
Henkel AG & Co. KGaA	202	11,957
Infineon Technologies AG	1,083	7,866
K+S AG	785	38,647
Kabel Deutschland Holding AG*	504	31,574
Linde AG	536	79,832
RWE AG	6,235	244,556
SAP AG	2,353	149,775
Siemens AG	1,895	160,792

Hong Kong—2.8%
Belle International Holdings Ltd.	61,000	112,352
Cheung Kong Holdings Ltd.	5,000	65,460
China Merchants Holdings International Co. Ltd.	46,970	145,324
China Mobile Ltd.	19,000	221,931
China Resources Enterprise Ltd.	12,000	33,100
Hang Lung Properties Ltd.	45,000	159,171
Hutchison Whampoa Ltd.	8,000	71,761
Li & Fung Ltd.	42,000	82,363

Ireland—1.2%
CRH PLC	5,365	96,723
WPP PLC	22,946	289,035

Israel—0.7%
Teva Pharmaceutical Industries Ltd., Sponsored ADR	5,270	215,490

Italy—1.2%
ENI SpA	8,333	171,655
Intesa Sanpaolo SpA	48,042	60,334
Saipem SpA	1,871	85,828
UniCredit SpA*	13,611	45,774

Japan—13.6%
Aisin Seiki Co. Ltd.	2,801	85,084
Bridgestone Corp.	5,500	123,708
Daikin Industries Ltd.	3,990	108,206
FANUC Corp.	1,400	216,945
Hitachi Ltd.	20,000	117,531
Honda Motor Co. Ltd.	7,890	253,513
Isuzu Motors Ltd.	46,000	233,902
ITOCHU Corp.	23,800	246,341
KDDI Corp.	23	158,397
Komatsu Ltd.	8,700	192,571
Mitsubishi Corp.	10,100	199,587
Mitsubishi Electric Corp.	11,000	86,967
Mitsubishi UFJ Financial Group, Inc.	20,100	96,540
Mitsui & Co. Ltd.	8,400	123,864
Nikon Corp.	4,200	116,438
Nissan Motor Co. Ltd.	16,700	156,788
Nitto Denko Corp.	2,900	124,476
Seven & I Holdings Co. Ltd.	1,400	44,307
SMC Corp.	1,100	185,375
Softbank Corp.	5,900	225,222
Sumitomo Mitsui Financial Group, Inc.	3,000	94,428
Suzuki Motor Corp.	9,700	176,756
Toyota Motor Corp.	12,341	471,819
Unicharm Corp.	7,216	398,092
Yakult Honsha Co. Ltd.	500	19,344

Luxembourg—0.5%
L'Occitane International S.A.	16,764	43,776
SES S.A., Sponsored ADR	5,343	128,333

Macau—0.6%
Sands China Ltd.	31,200	91,672
Wynn Macau Ltd.	44,800	95,000

Netherlands—4.1%
ASML Holding N.V.	1,579	91,237
European Aeronautic Defence and Space Co. N.V.	2,400	86,072
ING Groep N.V.*	15,189	99,262
Reed Elsevier N.V.	6,955	81,404
Royal Dutch Shell PLC, Class A	14,402	489,041
Unilever N.V.	11,646	403,608
Ziggo N.V.*	1,491	43,031

Norway—0.9%
DnB ASA	4,486	47,260
Statoil ASA	3,757	89,125
Telenor ASA	2,837	47,944
Yara International ASA	1,983	93,353

Russian Federation—1.0%
Sberbank	111,759	310,075

Singapore—1.5%
DBS Group Holdings Ltd.	7,000	82,586
Genting Singapore PLC	69,000	72,034
Keppel Corp. Ltd.	7,000	62,579
Oversea-Chinese Banking Corp. Ltd.	10,000	76,453
Singapore Press Holdings Ltd.	10,000	32,983
Singapore Telecommunications Ltd.	26,000	74,639
United Overseas Bank Ltd.	5,000	80,001

South Korea—2.1%
Hana Financial Group, Inc.	1,320	41,874
Hyundai Motor Co.	156	32,437
KIA Motors Corp.	563	38,610
LG Chem Ltd.	103	28,301
Samsung Electronics Co. Ltd.	446	512,151

Spain—1.4%
Banco Bilbao Vizcaya Argentaria S.A.	15,673	101,358
Banco Santander S.A.	28,904	174,054
Iberdrola S.A.	17,329	62,466
Inditex S.A.	990	101,477

Sweden—1.8%
Atlas Copco AB, Class A	5,557	124,483
Elekta AB, Class B	1,927	89,410
Hennes & Mauritz AB, Class B	2,622	96,535
Nordea Bank AB	8,460	78,375
Swedbank AB, Class A	3,669	63,986
Tele2 AB, Class B	1,984	32,757
TeliaSonera AB	10,172	67,186

Switzerland—10.3%
ABB Ltd.*	6,928	120,500
Adecco S.A.*	741	32,438
Dufry AG*	1,329	161,501
Flughafen Zuerich AG	230	82,928
Nestle S.A.	10,217	627,794
Novartis AG	11,167	654,461
Roche Holding AG	3,004	531,943
Schindler Holding AG	287	33,486
Swiss Re AG*	3,007	188,958
Swisscom AG	80	32,019
Syngenta AG	982	334,389
The Swatch Group AG	284	112,410
UBS AG*	6,547	68,847
Xstrata PLC	6,785	89,379
Zurich Insurance Group AG*	757	167,949

Taiwan—0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	106,000	283,623

United Arab Emirates—0.5%
Dragon Oil PLC	19,195	171,579

Total common stocks (cost $26,214,545)		29,504,289

Preferred stocks—1.7%

Brazil—0.6%
Petroleo Brasileiro S.A. - Petrobras	9,186	87,413
Vale S.A.	5,881	104,465

Germany—1.1%
Henkel AG & Co. KGaA	1,485	106,640
Volkswagen AG	1,346	229,676

Total preferred stocks (cost $443,952)		528,194

Investment companies—0.5%	Shares	Value

United States—0.5%
Market Vectors - Gold Miners ETF	1,800	$77,004
SPDR Gold Shares*	519	81,244

Total investment companies (cost $164,706)		158,248

Total investment portfolio (cost $26,823,203) 96.2%		30,190,731

Other assets in excess of liabilities 3.8%		1,187,377

Total net assets 100.0%		$31,378,108

* Non-income producing security

ADR—American depository receipt
ETF—Exchange-traded fund

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	20.9%
Consumer, cyclical	13.1%
Basic materials	11.7%
Energy	10.5%
Communications	10.3%
Industrial	10.2%
Financial	9.7%
Technology	3.8%
Utilities	3.6%
Diversified	1.9%
Investment companies	0.5%

Forward foreign currency exchange contracts outstanding
Contract to deliver		Counterparty	In exchange for		Delivery date	Unrealized appreciation (depreciation)
EUR	56,131	JP Morgan Chase	USD	69,002	09/19/12	$103
USD	1,276,292	JP Morgan Chase	EUR	1,013,598	09/19/12	28,422
		Net unrealized appreciation				$28,525

EUR—Euro
USD—United States Dollar

Industry allocation

Industry	Value	Percent of net assets
Pharmaceuticals	$3,185,490	10.1%
Oil & gas	3,105,601	9.9%
Telecommunications	2,440,026	7.8%
Banks	2,256,816	7.2%
Auto manufacturers	1,905,244	6.1%
Mining	1,816,157	5.8%
Chemicals	1,681,968	5.3%
Food	1,289,606	4.1%
Semiconductors	1,029,030	3.3%
Electric	902,793	2.9%
Retail	853,530	2.7%
Engineering & construction	794,752	2.5%
Beverages	652,264	2.1%
Distribution/wholesale	652,155	2.1%
Healthcare products	617,209	2.0%
Holding companies-diversified	583,217	1.9%
Insurance	538,350	1.7%
Aerospace/defense	468,921	1.5%
Electrical components & equipment	459,257	1.5%
Cosmetics/personal care	441,868	1.4%
Advertising	371,644	1.2%
Machinery-construction & mining	350,948	1.1%
Household products/wares	335,415	1.1%
Machinery-diversified	296,147	0.9%
Miscellaneous manufacturer	277,230	0.9%
Building materials	255,610	0.8%
Gas	231,209	0.7%
Real estate	224,631	0.7%
Internet	224,382	0.7%
Hand/machine tools	218,861	0.7%
Auto parts & equipment	208,792	0.7%
Media	195,164	0.6%
Oil & gas services	187,812	0.6%
Iron/steel	187,677	0.6%
Food service	$187,111	0.6%
Lodging	186,672	0.6%
Software	149,775	0.5%
Transportation	85,461	0.3%
Commodity fund	81,244	0.3%
Equity fund	77,004	0.2%
Entertainment	72,034	0.2%
Diversified financial services	41,874	0.1%
Apparel	37,342	0.1%
Commercial services	32,438	0.1%
Total investment portfolio	$30,190,731	96.2%

The accompanying notes are an integral part of the Investment Portfolios.  |   .

Investment Portfolios
(UNAUDITED) | 07.31.2012

EAGLE INVESTMENT GRADE BOND FUND
Corporate bonds—57.8%	Principal amount (in thousands)	Value

Domestic—48.5%

Auto manufacturers—0.8%
Daimler Finance North America LLC, 144A, FRN, 1.67%, 09/13/13	$1,000	$1,005,614

Banks—2.6%
BB&T Corp., 2.15%, 03/22/17	1,000	1,031,311
PNC Funding Corp., 2.70%, 09/19/16	1,000	1,057,133
US Bancorp, 2.20%, 11/15/16	1,250	1,309,027

Beverages—3.9%
Anheuser-Busch InBev Worldwide, Inc., FRN, 1.19%, 03/26/13	2,000	2,009,514
Dr Pepper Snapple Group, Inc., 2.90%, 01/15/16	1,000	1,061,119
SABMiller Holdings, Inc., 144A, 2.45%, 01/15/17	1,000	1,041,753
The Coca-Cola Co., 3.30%, 09/01/21	1,000	1,099,567

Biotechnology—2.6%
Celgene Corp., 2.45%, 10/15/15	2,000	2,066,108
Gilead Sciences, Inc., 4.50%, 04/01/21	1,250	1,423,727

Chemicals—1.6%
Ecolab, Inc., 3.00%, 12/08/16	1,000	1,066,064
The Mosaic Co., 3.75%, 11/15/21	1,000	1,080,557

Computers—2.1%
Hewlett-Packard Co., FRN, 0.59%, 09/13/12	1,500	1,500,032
International Business Machines Corp., 1.95%, 07/22/16	1,250	1,303,706

Cosmetics/personal care—0.8%
Colgate-Palmolive Co., 2.30%, 05/03/22	1,000	1,027,336

Diversified financial services—5.1%
American Express Credit Corp., 2.80%, 09/19/16	750	802,973
AON Corp., 3.50%, 09/30/15	1,750	1,835,957
General Electric Capital Corp., 3.35%, 10/17/16	1,000	1,069,748
John Deere Capital Corp., FRN, 0.86%, 10/04/13	1,000	1,004,112
PACCAR Financial Corp., 1.05%, 06/05/15	1,000	1,005,877
Toyota Motor Credit Corp., 0.88%, 07/17/15	1,000	1,004,524

Electric—2.3%
Georgia Power Co., FRN, 0.79%, 03/15/13	2,000	2,000,152
NextEra Energy Capital Holdings, Inc., 2.55%, 11/15/13	1,000	1,016,888

Electronics—0.8%
Thermo Fisher Scientific, Inc., 2.25%, 08/15/16	1,000	1,038,130

Food—0.8%
The JM Smucker Co., 3.50%, 10/15/21	1,000	1,070,655

Forest products & paper—0.8%
Plum Creek Timberlands LP, 4.70%, 03/15/21	1,000	1,055,033

Gas—1.1%
Sempra Energy, 9.80%, 02/15/19	1,000	1,412,347

Healthcare products—3.6%
Baxter International, Inc., 5.38%, 06/01/18	1,000	1,205,091
Becton, Dickinson and Co., 3.25%, 11/12/20	1,000	1,087,734
CR Bard, Inc., 4.40%, 01/15/21	1,000	1,148,834
Stryker Corp., 2.00%, 09/30/16	1,250	1,301,977

Healthcare services—1.4%
CIGNA Corp., 4.00%, 02/15/22	750	809,131
WellPoint, Inc., 2.38%, 02/15/17	1,000	1,025,053

Housewares—0.8%
Newell Rubbermaid, Inc., 2.00%, 06/15/15	1,000	1,007,511

Insurance—0.8%
Berkshire Hathaway, Inc., 1.90%, 01/31/17	1,000	1,035,100

Internet—0.8%
Google, Inc., 3.63%, 05/19/21	1,000	1,133,881

Machinery-construction & mining—0.8%
Caterpillar, Inc., 0.95%, 06/26/15	1,000	1,011,480

Media—4.3%
CBS Corp., 1.95%, 07/01/17	1,500	1,528,469
Comcast Corp., 3.13%, 07/15/22	1,000	1,046,640
Discovery Communications LLC, 3.30%, 05/15/22	1,000	1,040,763
Time Warner, Inc., 3.40%, 06/15/22	1,000	1,054,925
Viacom, Inc., 1.25%, 02/27/15	1,000	1,008,605

Mining—0.9%
Newmont Mining Corp., 5.13%, 10/01/19	1,000	1,154,846

Oil & gas—1.3%
EQT Corp., 4.88%, 11/15/21	500	530,036
Occidental Petroleum Corp., Series 1, 4.10%, 02/01/21	1,000	1,154,015

Pharmaceuticals—2.4%
Express Scripts Holding Co., 144A, 2.10%, 02/12/15	1,000	1,014,312
McKesson Corp., 5.70%, 03/01/17	1,000	1,176,546
Merck & Co., Inc., 2.25%, 01/15/16	1,000	1,050,258

Real estate investment trusts—0.7%
Federal Realty Investment Trust, 3.00%, 08/01/22	1,000	995,704

Semiconductors—1.6%
Intel Corp., 3.30%, 10/01/21	1,000	1,093,403
Texas Instruments, Inc., 2.38%, 05/16/16	1,000	1,057,234

Software—3.8%
Adobe Systems, Inc., 3.25%, 02/01/15	2,000	2,113,638
Fiserv, Inc., 3.13%, 10/01/15	1,750	1,821,463
Microsoft Corp., 2.95%, 06/01/14	1,000	1,047,533

Total domestic corporate bonds (cost $61,413,023)		64,053,146

Foreign—9.3%

Banks—2.2%
National Bank of Canada, 1.50%, 06/26/15	1,000	1,016,254
The Toronto-Dominion Bank, 2.50%, 07/14/16	1,750	1,831,435

Chemicals—0.8%
Potash Corp. of Saskatchewan, Inc., 3.25%, 12/01/17	1,000	1,087,827

Insurance—1.0%
Willis Group Holdings Ltd., 4.13%, 03/15/16	1,250	1,315,499

Mining—0.5%
Gold Fields Orogen Holding BVI Ltd., 144A, 4.88%, 10/07/20	750	731,983

Miscellaneous manufacturer—0.8%
Tyco Electronics Group S.A., 1.60%, 02/03/15	1,000	1,007,356

Oil & gas—2.5%
BP Capital Markets PLC, FRN, 1.07%, 03/11/14	1,250	1,257,010
Total Capital Canada Ltd., FRN, 0.84%, 01/17/14	2,000	2,010,080

Pharmaceuticals—1.5%
Teva Pharmaceutical Finance III BV, FRN, 0.97%, 03/21/14	2,000	2,007,428

Total foreign corporate bonds (cost $12,050,479)		12,264,872

Total corporate bonds (cost $73,463,502)		76,318,018

U.S. Treasuries—21.0%
U.S. Treasury Note, 2.00%, 04/30/16	6,250	6,621,581
U.S. Treasury Note, 1.00%, 09/30/16	8,250	8,429,825
U.S. Treasury Note, 2.38%, 07/31/17	5,000	5,431,640
U.S. Treasury Note, 1.75%, 10/31/18	4,250	4,484,081
U.S. Treasury Note, 1.75%, 05/15/22	2,750	2,814,884

Total U.S. Treasuries (cost $27,202,616)		27,782,011

U.S. Government agency securities—6.3%
Private Export Funding Corp., 2.25%, 12/15/17	3,500	3,731,364
Private Export Funding Corp., 1.45%, 08/15/19	1,000	998,010
Tennessee Valley Authority, 5.50%, 07/18/17	3,000	3,669,846

Total U.S. Government agency securities (cost $8,085,724)		8,399,220

Mortgage-backed obligations—5.6%

Domestic—3.2%

Commercial mortgage-backed obligations—1.8%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A3, FRN, 5.10%, 08/15/38	330	332,534
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A2, 4.99%, 07/12/35	296	298,511
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1A, Class A4, FRN, 5.33%, 08/12/40	230	236,960
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6, 5.02%, 08/15/29	1,000	1,067,588
Morgan Stanley Capital I, Series 2003-T11, Class A4, 5.15%, 06/13/41	482	495,524

Federal agency mortgage-backed obligations—1.4%
Fannie Mae, REMICs, Series 2007-11, Class AB, 5.69%, 01/25/32	158	161,580
Fannie Mae, REMICs, Series 2007-118, Class AB, 5.00%, 04/25/35	280	286,067
Freddie Mac, REMICs, Series 2628, Class AB, 4.50%, 06/15/18	145	153,944
Freddie Mac, REMICs, Series 2885, Class LC, 4.50%, 04/15/34	314	333,022
Freddie Mac, REMICs, Series 3456, Class CG, 5.00%, 01/15/35	428	434,835
Freddie Mac, REMICs, Series R005, Class AB, 5.50%, 12/15/18	9	8,693
Freddie Mac, REMICs, Series R006, Class AK, 5.75%, 12/15/18	34	33,983
Ginnie Mae, REMICs, Series 2004-86, Class PK, 4.00%, 09/20/34	379	400,873

Total domestic mortgage-backed obligations (cost $4,256,844)		4,244,114

Foreign—2.4%

Covered bonds—2.4%
Bank of Montreal, 144A, 2.63%, 01/25/16	1,000	1,064,600
Bank of Nova Scotia, 144A, 2.15%, 08/03/16	1,000	1,049,000
The Toronto-Dominion Bank, 144A, 2.20%, 07/29/15	1,000	1,045,800

Total foreign mortgage-backed obligations (cost $2,997,481)		3,159,400

Total mortgage-backed obligations (cost $7,254,325)		7,403,514

Foreign government securities—3.4%
Egypt Government AID Bonds, 4.45%, 09/15/15	3,000	3,370,950
Province of Ontario Canada, 3.00%, 07/16/18	1,000	1,086,900

Total foreign government securities (cost $4,302,465)		4,457,850

Supranational banks—1.6%
Inter-American Development Bank, 2.25%, 07/15/15	1,000	1,052,680
International Bank for Reconstruction & Development, 2.38%, 05/26/15	1,000	1,055,764

Total supranational banks (cost $1,996,148)		2,108,444

Total investment portfolio (cost $122,304,780) 95.7%		126,469,057

Other assets in excess of liabilities 4.3%		5,704,989

Total net assets 100.0%		$132,174,046

144A—144A securities are issued pursuant to Rule 144A of the Securities Act of 1933. Most of these are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and all may be resold as transactions exempt from registration to qualified institutional buyers. At July 31, 2012, these securities aggregated $6,953,062 or 5.3% of the net assets of the Fund.

FRN—Floating rate notes reset their interest rates on a semiannual or quarterly basis.
REMICs—Real estate mortgage investment conduit

Standard & Poor's bond ratings
Bond rating	Percent of net assets
AAA	3.4%
AA	40.0%
A	23.8%
BBB	24.5%
Not rated	4.0%

   |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 07.31.2012

EAGLE MID CAP GROWTH FUND

Common stocks—96.2%	Shares	Value

Aerospace/defense—2.4%
BE Aerospace, Inc.*	120,042	$4,709,248
Triumph Group, Inc.	85,871	5,369,514

Airlines—0.6%
Delta Air Lines, Inc.*	276,695	2,670,107

Apparel—1.2%
Coach, Inc.	105,220	5,190,503

Biotechnology—1.7%
Vertex Pharmaceuticals, Inc.*	151,265	7,337,865

Building materials—1.2%
Lennox International, Inc.	119,537	5,220,181

Chemicals—6.3%
CF Industries Holdings, Inc.	48,915	9,575,600
Chemtura Corp.*	289,620	3,915,662
Huntsman Corp.	529,130	6,693,495
Westlake Chemical Corp.	110,502	6,559,399

Commercial services—1.1%
Sotheby's	159,070	4,668,705

Computers—3.7%
Fortinet, Inc.*	163,725	3,931,037
IHS, Inc., Class A*	64,963	7,163,470
Riverbed Technology, Inc.*	267,310	4,715,348

Diversified financial services—4.4%
Ameriprise Financial, Inc.	170,195	8,802,485
TD AMERITRADE Holding Corp.	366,031	5,827,214
The Charles Schwab Corp.	305,715	3,861,180

Electrical components & equipment—0.9%
General Cable Corp.*	144,280	3,770,036

Electronics—0.6%
National Instruments Corp.	99,005	2,558,289

Engineering & construction—1.8%
Chicago Bridge & Iron Co. N.V.	211,332	7,553,006

Entertainment—1.3%
Bally Technologies, Inc.*	125,434	5,482,720

Environmental control—3.1%
Stericycle, Inc.*	69,750	6,476,288
Waste Connections, Inc.	220,307	6,778,846

Food—1.2%
The Fresh Market, Inc.*	82,901	4,882,040

Hand/machine tools—1.1%
Stanley Black & Decker, Inc.	68,625	4,590,326

Healthcare products—4.0%
Bruker Corp.*	217,304	2,568,533
Edwards Lifesciences Corp.*	39,070	3,953,884
Intuitive Surgical, Inc.*	8,535	4,109,603
The Cooper Companies, Inc.	86,625	6,519,398

Home builders—1.0%
PulteGroup, Inc.*	384,055	4,339,821

Home furnishings—1.3%
Harman International Industries, Inc.	136,195	5,495,468

Household products/wares—2.1%
Church & Dwight Co., Inc.	150,510	8,670,881

Insurance—1.0%
Arch Capital Group Ltd.*	114,250	4,432,900

Internet—1.8%
TIBCO Software, Inc.*	274,910	7,722,222

Leisure time—2.6%
Royal Caribbean Cruises Ltd.	441,855	11,037,538

Lodging—1.0%
Starwood Hotels & Resorts Worldwide, Inc.	80,430	4,355,284

Machinery-construction & mining—1.0%
Terex Corp.*	214,760	4,187,820

Media—2.4%
Sirius XM Radio, Inc.*	4,640,325	10,023,102

Mining—1.3%
Titanium Metals Corp.	468,570	5,463,526

Miscellaneous manufacturer—3.2%
Colfax Corp.*	171,206	4,954,702
Hexcel Corp.*	182,655	4,254,035
Pentair, Inc.	106,090	4,649,925

Oil & gas—5.3%
Cabot Oil & Gas Corp.	175,130	7,388,735
Concho Resources, Inc.*	50,210	4,280,402
Oasis Petroleum, Inc.*	141,710	3,709,968
Rowan Companies PLC, Class A*	202,220	7,103,989

Oil & gas services—2.4%
Cameron International Corp.*	93,194	4,684,862
Oil States International, Inc.*	74,836	5,440,577

Pharmaceuticals—8.1%
AmerisourceBergen Corp.	121,945	4,841,217
BioMarin Pharmaceutical, Inc.*	99,426	3,906,448
Catamaran Corp.*	78,330	6,619,668
Herbalife Ltd.	104,060	5,711,853
Mead Johnson Nutrition Co.	51,695	3,771,667
Mylan, Inc.*	421,460	9,706,224

Retail—8.9%
Dollar Tree, Inc.*	164,950	8,303,583
DSW, Inc., Class A	115,007	6,799,214
GNC Holdings, Inc., Class A	109,549	4,220,923
HSN, Inc.	149,094	6,315,622
Sally Beauty Holdings, Inc.*	450,246	11,895,499

Semiconductors—4.0%
ARM Holdings PLC, Sponsored ADR	191,720	4,980,886
Lam Research Corp.*	129,470	4,455,063
Linear Technology Corp.	88,720	2,861,220
Teradyne, Inc.*	327,720	4,820,761

Software—7.7%
ANSYS, Inc.*	102,620	6,153,095
Autodesk, Inc.*	181,995	6,173,270
Cerner Corp.*	81,433	6,019,527
Concur Technologies, Inc.*	66,007	4,458,113
MSCI, Inc.*	167,605	5,556,106
Red Hat, Inc.*	82,040	4,402,266

Telecommunications—3.3%
IPG Photonics Corp.*	39,714	2,058,377
SBA Communications Corp., Class A*	206,115	12,173,152

Transportation—1.2%
Expeditors International of Washington, Inc.	146,290	5,203,535

Total common stocks (cost $353,326,449)		409,057,028

Total investment portfolio (cost $353,326,449) 96.2%		409,057,028

Other assets in excess of liabilities 3.8%		16,091,689

Net assets 100.0%		$425,148,717

*	Non-income producing security

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	18.2%
Consumer, cyclical	17.9%
Industrial	16.5%
Technology	15.4%
Energy	7.7%
Basic materials	7.6%
Communications	7.5%
Financial	5.4%

      |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 07.31.2012

EAGLE MID CAP STOCK FUND

Common stocks—98.3%	Shares	Value

Aerospace/defense—1.0%
BE Aerospace, Inc.*	152,737	$5,991,873

Apparel—1.4%
Coach, Inc.	107,115	5,283,983
V.F. Corp.	24,135	3,603,355

Banks—3.2%
Capital One Financial Corp.	112,945	6,380,263
CIT Group, Inc.*	178,636	6,523,787
City National Corp.	64,294	3,168,408
Signature Bank*	58,108	3,747,966

Beverages—1.3%
Constellation Brands, Inc., Class A*	279,950	7,897,389

Biotechnology—1.8%
Cubist Pharmaceuticals, Inc.*	154,054	6,633,565
Vertex Pharmaceuticals, Inc.*	87,130	4,226,676

Chemicals—3.7%
Ashland, Inc.	141,165	9,936,604
Eastman Chemical Co.	125,371	6,554,396
The Valspar Corp.	132,180	6,635,436

Commercial services—5.2%
Acacia Research Corp.*	191,117	5,410,522
Equifax, Inc.	205,109	9,607,306
Iron Mountain, Inc.	196,084	6,315,866
Rent-A-Center, Inc.	112,775	4,010,279
Total System Services, Inc.	270,526	6,397,940

Computers—3.3%
MICROS Systems, Inc.*	114,683	5,474,966
Synopsys, Inc.*	174,841	5,295,934
Teradata Corp.*	143,980	9,735,928

Distribution/wholesale—2.1%
Ingram Micro, Inc., Class A*	175,269	2,627,282
W.W. Grainger, Inc.	51,182	10,483,609

Diversified financial services—2.0%
IntercontinentalExchange, Inc.*	36,584	4,800,552
SLM Corp.	472,180	7,550,158

Electric—2.1%
ITC Holdings Corp.	87,932	6,523,675
Pinnacle West Capital Corp.	120,447	6,448,732

Electrical components & equipment—2.5%
AMETEK, Inc.	184,165	5,709,115
Hubbell, Inc., Class B	115,578	9,509,758

Electronics—3.8%
Agilent Technologies, Inc.	220,195	8,431,267
Amphenol Corp., Class A	125,672	7,399,567
Avnet, Inc.*	229,590	7,232,085

Entertainment—0.3%
International Game Technology	171,312	1,939,252

Gas—0.5%
UGI Corp.	102,836	3,151,923

Healthcare products—1.6%
Cepheid*	91,339	2,926,502
St. Jude Medical, Inc.	179,561	6,708,399

Healthcare services—2.6%
CIGNA Corp.	192,225	7,742,823
DaVita, Inc.*	83,935	8,260,883

Insurance—5.5%
Allied World Assurance Co. Holdings AG	79,820	6,020,823
Brown & Brown, Inc.	239,919	6,055,556
ProAssurance Corp.	87,170	7,807,817
Reinsurance Group of America, Inc.	135,667	7,552,582
XL Group PLC	303,884	6,275,205

Internet—2.4%
IAC/InterActiveCorp	278,954	14,675,770

Iron/steel—1.9%
Reliance Steel & Aluminum Co.	222,427	11,450,542

Leisure time—0.5%
Brunswick Corp.	140,669	3,093,311

Lodging—0.8%
Wyndham Worldwide Corp.	97,827	5,091,895

Media—7.7%
Charter Communications, Inc., Class A*	156,835	12,063,748
DISH Network Corp., Class A	219,649	6,756,403
John Wiley & Sons, Inc., Class A	140,183	6,679,720
Liberty Media Corp., Class A*	78,473	7,423,546
Nielsen Holdings N.V.*	281,786	8,030,901
Scripps Networks Interactive, Inc., Class A	113,865	6,131,630

Miscellaneous manufacturer—2.8%
Hexcel Corp.*	338,102	7,874,396
Pall Corp.	175,471	9,371,906

Oil & gas—4.5%
Continental Resources, Inc.*	47,415	3,034,086
EQT Corp.	124,030	6,995,292
Rowan Companies PLC, Class A*	261,415	9,183,509
SM Energy Co.	58,825	2,770,069
Valero Energy Corp.	201,675	5,546,063

Oil & gas services—2.4%
Cameron International Corp.*	112,445	5,652,610
Oil States International, Inc.*	125,654	9,135,046

Packaging & containers—1.1%
Sealed Air Corp.	403,147	6,530,981

Pharmaceuticals—4.4%
Endo Health Solutions, Inc.*	104,595	3,109,609
McKesson Corp.	163,494	14,833,811
Mylan, Inc.*	387,755	8,929,998

Private equity—1.3%
The Blackstone Group L.P.	581,203	8,049,662

Real estate investment trusts—6.5%
Camden Property Trust	101,728	7,254,224
Federal Realty Investment Trust	61,844	6,719,969
Mid-America Apartment Communities, Inc.	99,865	6,913,654
Rayonier, Inc.	268,022	12,781,969
SL Green Realty Corp.	78,156	6,154,785

Retail—6.7%
Advance Auto Parts, Inc.	105,675	7,413,101
Ascena Retail Group, Inc.*	494,462	9,068,433
Bed Bath & Beyond, Inc.*	76,335	4,652,618
Macy's, Inc.	179,380	6,428,979
MSC Industrial Direct Co., Inc., Class A	101,610	6,983,655
The Men's Wearhouse, Inc.	247,438	6,742,686

Semiconductors—2.6%
Avago Technologies Ltd.	120,954	4,475,298
Lam Research Corp.*	100,495	3,458,033
Marvell Technology Group Ltd.	433,515	4,881,379
Teradyne, Inc.*	212,910	3,131,906

Software—4.2%
Check Point Software Technologies Ltd.*	203,337	$9,876,078
Intuit, Inc.	170,510	9,892,990
MSCI, Inc.*	185,465	6,148,165

Telecommunications—2.4%
Crown Castle International Corp.*	244,163	15,108,806

Transportation—2.2%
J.B. Hunt Transport Services, Inc.	114,697	6,310,629
Landstar System, Inc.	156,024	7,709,146

Total common stocks (cost $536,861,223)		604,511,014

Total investment portfolio (cost $536,861,223) 98.3%		604,511,014

Other assets in excess of liabilities 1.7%		10,397,450

Net assets 100.0%		$614,908,464

*	Non-income producing security

Sector allocation
Sector	Percent of net assets
Financial	18.5%
Consumer, non-cyclical	16.9%
Industrial	13.4%
Communications	12.5%
Consumer, cyclical	11.8%
Technology	10.1%
Energy	6.9%
Basic materials	5.6%
Utilities	2.6%

      |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 07.31.2012

EAGLE SMALL CAP GROWTH FUND

Common stocks—94.7%	Shares	Value

Aerospace/defense—1.8%
Triumph Group, Inc.	704,256	$44,037,128

Airlines—0.7%
JetBlue Airways Corp.*	3,153,775	17,377,300

Apparel—1.5%
Steven Madden Ltd.*	910,439	36,809,049

Auto parts & equipment—2.2%
Meritor, Inc.*	2,889,652	13,523,571
Tenneco, Inc.*	272,373	7,977,805
WABCO Holdings, Inc.*	592,848	32,559,212

Banks—0.7%
UMB Financial Corp.	337,905	16,239,714

Beverages—0.9%
Peet's Coffee & Tea, Inc.*	288,920	21,784,568

Biotechnology—5.7%
ARIAD Pharmaceuticals, Inc.*	1,672,624	31,997,297
Cubist Pharmaceuticals, Inc.*	645,255	27,784,680
Halozyme Therapeutics, Inc.*	2,222,869	20,050,278
Seattle Genetics, Inc.*	497,578	13,016,640
United Therapeutics Corp.*	868,929	47,599,931

Building materials—1.9%
Louisiana-Pacific Corp.*	3,166,530	32,678,590
USG Corp.*	885,550	14,381,332

Chemicals—4.1%
Chemtura Corp.*	1,087,150	14,698,268
Huntsman Corp.	3,297,958	41,719,169
Intrepid Potash, Inc.*	712,095	16,620,297
Kraton Performance Polymers, Inc.*	683,999	16,019,257
Quaker Chemical Corp.	288,251	12,760,872

Commercial services—6.3%
Acacia Research Corp.*	670,455	18,980,581
Monster Worldwide, Inc.*	6,257,651	45,367,970
Parexel International Corp.*	1,037,130	28,541,818
Sotheby's	1,219,845	35,802,451
The Geo Group, Inc.*	1,104,065	25,525,983

Computers—3.2%
Fortinet, Inc.*	1,165,765	27,990,018
Fusion-io, Inc.*	944,250	18,054,060
Riverbed Technology, Inc.*	1,879,926	33,161,895

Distribution/wholesale—0.7%
MWI Veterinary Supply, Inc.*	197,879	18,024,798

Diversified financial services—1.1%
Duff & Phelps Corp., Class A	913,662	13,467,378
Stifel Financial Corp.*	502,900	15,137,290

Electrical components & equipment—0.5%
Universal Display Corp.*	380,815	12,094,684

Electronics—2.3%
Coherent, Inc.*	741,336	36,199,437
Cymer, Inc.*	353,292	20,211,835

Entertainment—3.1%
Bally Technologies, Inc.*	869,815	38,019,614
Pinnacle Entertainment, Inc.*	996,026	10,806,882
Shuffle Master, Inc.*	1,960,019	28,635,878

Environmental control—1.7%
Waste Connections, Inc.	1,396,563	42,972,244

Food—3.0%
The Fresh Market, Inc.*	713,207	42,000,760
United Natural Foods, Inc.*	596,870	32,410,041

Hand/machine tools—1.6%
Regal-Beloit Corp.	594,168	38,246,594

Healthcare products—3.1%
BIOLASE, Inc.*	1	2
Bruker Corp.*	1,170,666	13,837,272
Sirona Dental Systems, Inc.*	882,415	38,146,800
Thoratec Corp.*	689,558	23,658,735

Home furnishings—0.9%
DTS, Inc.*	724,677	13,500,732
Universal Electronics, Inc.*	683,766	8,608,614

Insurance—0.8%
ProAssurance Corp.	214,069	19,174,160

Internet—2.5%
BroadSoft, Inc.*	602,558	14,792,799
Sapient Corp.	1,061,373	10,571,275
TIBCO Software, Inc.*	866,504	24,340,097
Web.com Group, Inc.*	816,538	12,656,339

Machinery-construction & mining—1.0%
Terex Corp.*	1,260,945	24,588,427

Machinery-diversified—0.9%
Cognex Corp.	659,758	22,299,820

Metal fabricate/hardware—0.7%
Northwest Pipe Co.*	253,627	6,175,817
RTI International Metals, Inc.*	475,175	10,667,679

Mining—1.0%
Titanium Metals Corp.	2,159,903	25,184,469

Miscellaneous manufacturer—2.2%
Colfax Corp.*	1,030,192	29,813,756
Hexcel Corp.*	1,002,225	23,341,820

Oil & gas—2.4%
Atwood Oceanics, Inc.*	294,195	13,100,503
Gulfport Energy Corp.*	478,740	9,862,044
Oasis Petroleum, Inc.*	896,206	23,462,673
Pacific Drilling S.A.*	1,271,514	12,282,825

Oil & gas services—2.6%
Lufkin Industries, Inc.	720,630	33,185,011
OYO Geospace Corp.*	316,585	30,005,926

Pharmaceuticals—6.4%
BioMarin Pharmaceutical, Inc.*	755,958	29,701,590
Catamaran Corp.*	306,029	25,862,511
Herbalife Ltd.	489,717	26,880,566
Onyx Pharmaceuticals, Inc.*	576,587	43,226,727
Salix Pharmaceuticals Ltd.*	730,967	32,761,941

Real estate investment trusts—2.3%
Glimcher Realty Trust	2,663,010	26,683,360
Two Harbors Investment Corp.	2,558,122	29,341,659

Retail—11.1%
BJ's Restaurants, Inc.*	694,853	27,502,282
Cash America International, Inc.	524,024	20,080,600
Chico's FAS, Inc.	1,129,086	17,297,598
Del Frisco's Restaurant Group, Inc.*	600,000	7,800,000
Domino's Pizza, Inc.	382,470	13,057,526
Genesco, Inc.*	1,221,605	80,894,683
GNC Holdings, Inc., Class A	610,601	23,526,457
Sally Beauty Holdings, Inc.*	412,195	10,890,192
The Pantry, Inc.*	1,179,184	16,779,788
Vitamin Shoppe, Inc.*	1,034,091	56,792,278

Semiconductors—2.7%
Cavium, Inc.*	805,405	21,762,043
Teradyne, Inc.*	1,602,205	23,568,436
Veeco Instruments, Inc.*	612,258	21,863,733

Software—7.2%
ANSYS, Inc.*	358,837	21,515,867
Compuware Corp.*	1,673,255	15,410,679
Concur Technologies, Inc.*	366,138	24,728,961
MedAssets, Inc.*	1,802,576	23,775,977
Medidata Solutions, Inc.*	1,265,285	44,803,742
OPNET Technologies, Inc.	570,315	15,079,129
Qlik Technologies, Inc.*	1,602,911	32,058,220

Telecommunications—2.2%
EZchip Semiconductor Ltd.*	437,595	16,046,609
IPG Photonics Corp.*	487,707	25,277,854
NICE Systems Ltd., Sponsored ADR*	365,322	13,151,592

Transportation—1.7%
Atlas Air Worldwide Holdings, Inc.*	376,900	17,096,184
Landstar System, Inc.	509,647	25,181,658

Total common stocks (cost $2,129,228,270)		2,334,945,206

Total investment portfolio (cost $2,129,228,270) 94.7%		2,334,945,206

Other assets in excess of liabilities 5.3%		130,913,240

Net assets 100.0%		$2,465,858,446

*	Non-income producing security

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	25.4%
Consumer, cyclical	20.2%
Industrial	16.3%
Technology	13.1%
Basic materials	5.1%
Energy	5.0%
Financial	4.9%
Communications	4.7%

      |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 07.31.2012

EAGLE SMALLER COMPANY FUND

Common stocks—99.4%	Shares	Value

Aerospace/defense—2.0%
HEICO Corp., Class A	28,066	$827,386
Orbital Sciences Corp.*	52,417	686,663

Apparel—1.0%
Carter's, Inc.*	15,093	764,762

Banks—6.0%
Cardinal Financial Corp.	45,596	583,629
First Financial Bancorp	21,810	348,088
Oriental Financial Group, Inc.	83,813	869,979
PrivateBancorp, Inc.	75,378	1,154,791
Signature Bank*	6,436	415,122
Sterling Financial Corp.*	38,084	763,965
Texas Capital Bancshares, Inc.*	13,156	566,892

Beverages—0.9%
D.E. Master Blenders 1753 N.V.*	57,220	663,130

Biotechnology—2.8%
Charles River Laboratories International, Inc.*	16,335	555,880
Cubist Pharmaceuticals, Inc.*	38,172	1,643,686

Chemicals—2.7%
Albemarle Corp.	20,600	1,199,332
Kraton Performance Polymers, Inc.*	23,394	547,887
Westlake Chemical Corp.	5,859	347,790

Coal—0.4%
Alpha Natural Resources, Inc.*	22,627	158,615
Arch Coal, Inc.	22,425	161,684

Commercial services—9.2%
Chemed Corp.	20,120	1,262,932
Cross Country Healthcare, Inc.*	41,197	187,858
Euronet Worldwide, Inc.*	44,869	820,205
FTI Consulting, Inc.*	20,280	517,748
Gartner, Inc.*	13,455	597,267
Matthews International Corp., Class A	29,170	845,930
Net 1 UEPS Technologies, Inc.*	94,885	783,750
On Assignment, Inc.*	89,050	1,388,290
Parexel International Corp.*	28,379	780,990

Computers—2.5%
Electronics for Imaging, Inc.*	50,390	736,702
NCR Corp.*	52,450	1,223,134

Distribution/wholesale—1.0%
Ingram Micro, Inc., Class A*	45,020	674,850
School Specialty, Inc.*	21,266	71,454

Diversified financial services—5.5%
AerCap Holdings N.V.*	41,443	469,964
Cohen & Steers, Inc.	29,005	957,165
Investment Technology Group, Inc.*	38,238	316,611
MarketAxess Holdings, Inc.	32,922	994,903
Nationstar Mortgage Holdings, Inc.*	35,991	792,522
The NASDAQ OMX Group, Inc.	31,915	724,470

Electric—2.2%
ALLETE, Inc.	40,679	1,686,551

Electrical components & equipment—0.9%
Belden, Inc.	22,815	733,046

Electronics—1.0%
FLIR Systems, Inc.	26,230	536,404
Rogers Corp.*	6,689	239,801

Engineering & construction—2.9%
Dycom Industries, Inc.*	69,983	1,219,104
URS Corp.	29,508	1,034,846

Food—0.4%
Hillshire Brands Co.	11,444	293,081

Gas—1.8%
AGL Resources, Inc.	34,225	1,386,113

Healthcare products—1.8%
Merit Medical Systems, Inc.*	101,587	1,372,440

Healthcare services—5.6%
AMERIGROUP Corp.*	24,628	2,213,565
AmSurg Corp.*	46,270	1,366,816
MEDNAX, Inc.*	11,890	786,286

Household products/wares—1.9%
Jarden Corp.	23,787	1,075,172
Prestige Brands Holdings, Inc.*	26,673	437,704

Insurance—4.2%
Allied World Assurance Co. Holdings AG	8,940	674,344
American Equity Investment Life Holding Co.	96,587	1,127,170
Assured Guaranty Ltd.	35,040	419,779
Platinum Underwriters Holdings Ltd.	11,250	427,725
Tower Group, Inc.	32,085	598,064

Internet—3.7%
1-800-Flowers.com, Inc., Class A*	134,810	473,183
DealerTrack Holdings, Inc.*	30,118	878,542
Digital River, Inc.*	16,375	291,311
Equinix, Inc.*	7,046	1,255,456

Machinery-diversified—2.5%
AGCO Corp.*	14,000	613,760
Altra Holdings, Inc.	27,890	460,743
IDEX Corp.	23,380	891,947

Media—1.3%
John Wiley & Sons, Inc., Class A	20,450	974,443

Metal fabricate/hardware—0.3%
Kaydon Corp.	12,850	271,135

Mining—1.7%
AuRico Gold, Inc.*	100,673	654,375
IAMGOLD Corp.	58,400	650,576

Miscellaneous manufacturer—3.5%
AptarGroup, Inc.	15,700	785,157
Barnes Group, Inc.	36,595	873,157
Harsco Corp.	49,050	1,042,312

Oil & gas—2.8%
Comstock Resources, Inc.*	25,100	406,118
Range Resources Corp.	11,965	749,009
Rosetta Resources, Inc.*	25,490	1,063,443

Oil & gas services—3.4%
Dresser-Rand Group, Inc.*	28,811	1,340,000
Oceaneering International, Inc.	25,967	1,342,234

Packaging & containers—0.5%
Silgan Holdings, Inc.	9,836	405,342

Pharmaceuticals—2.3%
Herbalife Ltd.	33,197	1,822,183

Real estate investment trusts—2.6%
BioMed Realty Trust, Inc.	20,435	384,178
Campus Crest Communities, Inc.	48,619	532,864
Government Properties Income Trust	24,573	562,722
Healthcare Realty Trust, Inc.	23,280	571,757

Retail—4.3%
AFC Enterprises, Inc.*	52,765	1,165,579
Nu Skin Enterprises, Inc., Class A	20,950	1,068,660
RadioShack Corp.	68,835	200,310
Stage Stores, Inc.	50,371	954,027

Savings & loans—3.9%
BankUnited, Inc.	47,545	1,158,196
Beneficial Mutual Bancorp, Inc.*	70,166	600,621
Berkshire Hills Bancorp, Inc.	30,019	674,227
People's United Financial, Inc.	55,765	639,067

Semiconductors—1.3%
Emulex Corp.*	72,489	469,004
Intersil Corp., Class A	28,345	261,057
Rovi Corp.*	21,246	284,271

Software—5.2%
ACI Worldwide, Inc.*	22,575	993,526
Aspen Technology, Inc.*	84,597	1,977,878
Avid Technology, Inc.*	27,305	251,479
Bottomline Technologies, Inc.*	44,046	836,434

Telecommunications—2.6%
Cbeyond, Inc.*	43,073	307,110
DigitalGlobe, Inc.*	17,036	331,691
NeuStar, Inc., Class A*	26,630	942,968
Neutral Tandem, Inc.*	33,481	457,350

Transportation—0.8%
Genesee & Wyoming, Inc., Class A*	9,555	592,983

Total common stocks (cost $53,683,519)		77,496,422

Investment companies—0.4%

Solar Capital Ltd.	15,200	346,104
Total investment companies (cost $352,356)		346,104

Total investment portfolio (cost $54,035,875) 99.8%		77,842,526

Other assets in excess of liabilities 0.2%		180,932

Net assets 100.0%		$78,023,458

*	Non-income producing security

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	24.9%
Financial	22.6%
Industrial	14.4%
Technology	9.0%
Communications	7.6%
Energy	6.6%
Consumer, cyclical	6.3%
Basic materials	4.4%
Utilities	4.0%

      |   The accompanying notes are an integral part of the Investment Portfolios.

Notes to Investment Portfolios
(UNAUDITED) | 07.31.2012

NOTE 1 | Organization and investment objective | The Eagle Series Trust (the “Trust”) is organized as a separate Massachusetts business trust. The Trust offers shares in the following series (each a “Fund” and collectively the “Funds”) and are advised by Eagle Asset Management, Inc. (“Eagle” or “Manager”). Each Fund is registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies.

The Eagle Family of Funds consists of the Eagle Capital Appreciation Fund, Eagle Growth & Income Fund and the Eagle Series Trust (each a “Trust” and collectively the “Trusts”). Members of the Boards of Trustees (each a “Board” and collectively the “Boards”) for the Trusts may serve as Trustees for one or more of the Trusts.

The Eagle Series Trust currently offers shares in six series:

●	The Eagle International Equity Fund (“International Equity Fund”) seeks capital appreciation principally through investment in a portfolio of international equity securities,

●	The Eagle Investment Grade Bond Fund (“Investment Grade Bond Fund”) seeks current income and preservation of capital,

●	The Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,

●	The Eagle Mid Cap Stock Fund (“Mid Cap Stock Fund”) seeks long-term capital appreciation,

●	The Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation, and

●	The Eagle Smaller Company Fund (“Smaller Company Fund”) (formerly known as the Eagle Small Cap Core Value Fund) seeks capital growth.

Class offerings | Each Fund is authorized and currently offers Class A, Class C, Class I, Class R-3 and Class R-5 shares to qualified buyers. The Mid Cap Growth Fund, the Mid Cap Stock Fund, the Small Cap Growth Fund, and the Smaller Company Fund are authorized and currently offer Class R-6 shares to qualified buyers.

●
For all Funds except the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

●	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed within one year of purchase.

●	Class I, Class R-3, Class R-5, and Class R-6 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.

NOTE 2 | Significant accounting policies
Use of estimates | The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities | The price of each Fund’s shares is based on the NAV per share of each class of a Fund. The Funds determine the NAV of their shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. Eastern Time), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Manager is not required to recalculate the NAV.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

●	The quotation may be stale;

●	The quotation may be unreliable because the security is not actively traded;

●	Trading on the security halted before the close of the trading market;

●	Security is newly issued;

●	Issuer-specific events occurred after the security halted trading; or

●	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

●	A merger or insolvency;

●	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

●	Market events, such as a significant movement in the U.S. market.

Both the latest transaction prices and adjustments are furnished by independent pricing services subject to supervision by the Board. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is the amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee comprised of certain officers of the Trusts and other employees of the Manager (“Valuation Committee”). The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Eagle checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Eagle compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Eagle documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for a Fund. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Board, and may occur as a result of lookback testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

●
Domestic exchange-traded equity securities | Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

●
Foreign equity securities | If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may fair value a security if certain events occur between the time trading ends on a particular security and the Fund’s NAV calculation. The Fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer-specific event has occurred that Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Eagle also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of a Fund’s shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the Fund.

●
Fixed income securities | Government bonds, corporate bonds, asset-backed bonds, municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

●
Short-term securities | The amortized cost method of security valuation is used by the Funds (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended) for short-term investments (investments that have a maturity date of 60 days or less). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/ amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates fair value.

●
Futures and options | Futures and options are valued on the basis of market quotations, if available. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures. At July 31, 2012, none of the Funds held any futures or options.

●
Investment Companies  | Investments in other investment companies are valued at their reported net asset value. In addition, investments in exchange traded funds are valued on the basis of market quotations, if available. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements | Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined below:

Level 1—Valuations based on quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data. During the period ended July 31, 2012, none of the Funds held any investments that were deemed to be Level 3.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2012.

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)(a)	Total

International Equity Fund
Foreign common stocks
Advertising	$—	$371,644	$371,644
Aerospace/defense	—	468,921	468,921
Apparel	—	37,342	37,342
Auto manufacturers	—	1,675,568	1,675,568
Auto parts & equipment	—	208,792	208,792
Banks	—	2,256,816	2,256,816
Beverages	—	652,264	652,264
Building materials	—	255,610	255,610
Chemicals	552,670	1,129,298	1,681,968
Commercial services	—	32,438	32,438
Cosmetics/personal care	—	441,868	441,868
Distribution/wholesale	—	652,155	652,155
Diversified financial services	—	41,874	41,874
Electric	—	902,793	902,793
Electrical components & equipment	—	459,257	459,257
Engineering & construction	—	794,752	794,752
Entertainment	—	72,034	72,034
Food	—	1,289,606	1,289,606
Food service	—	187,111	187,111
Gas	—	231,209	231,209
Hand/machine tools	—	218,861	218,861
Healthcare products	—	617,209	617,209
Holding companies-diversified	—	583,217	583,217
Household products/wares	—	228,775	228,775
Insurance	—	538,350	538,350
Internet	88,341	136,041	224,382
Iron/steel	83,212	—	83,212
Lodging	—	186,672	186,672
Machinery-construction & mining	—	350,948	350,948
Machinery-diversified	—	296,147	296,147
Media	—	195,164	195,164
Mining	612,455	1,203,702	1,816,157
Miscellaneous manufacturer	—	277,230	277,230
Oil & gas	848,467	2,169,721	3,018,188
Oil & gas services	—	187,812	187,812
Pharmaceuticals	215,490	2,970,000	3,185,490
Real estate	—	224,631	224,631
Retail	—	853,530	853,530
Semiconductors	—	1,029,030	1,029,030
Software	—	149,775	149,775
Telecommunications	109,823	2,330,203	2,440,026
Transportation	—	85,461	85,461
Foreign preferred stocks
Auto manufacturers	$—	$229,676	$229,676
Household products/wares	—	106,640	106,640
Iron/steel	104,465	—	104,465
Oil & gas	87,413	—	87,413
Investment companies
Commodity fund	81,244	—	81,244
Equity fund	77,004	—	77,004
Other financial instruments (appreciation)(b)	28,525	—	28,525
Total investment portfolio	$2,889,109	$27,330,147	$30,219,256

Investment Grade Bond Fund
Domestic corporate bonds(c)	$—	$64,053,146	$64,053,146
Foreign corporate bonds(c)	—	12,264,872	12,264,872
U.S. Treasuries	—	27,782,011	27,782,011
U.S. Government agency securities	—	8,399,220	8,399,220
Domestic mortgage-backed obligations(c)	—	4,244,114	4,244,114
Foreign mortgage-backed obligations	—	3,159,400	3,159,400
Foreign government securities	—	4,457,850	4,457,850
Supranational banks	—	2,108,444	2,108,444
Total investment portfolio	$—	$126,469,057	$126,469,057

Mid Cap Growth Fund
Domestic common stocks(c)	$409,057,028	$—	$409,057,028
Total investment portfolio	$409,057,028	$—	$409,057,028

Mid Cap Stock Fund
Domestic common stocks(c)	$604,511,014	$—	$604,511,014
Total investment portfolio	$604,511,014	$—	$604,511,014

Small Cap Growth Fund
Domestic common stocks(c)	$2,334,945,206	$—	$2,334,945,206
Total investment portfolio	$2,334,945,206	$—	$2,334,945,206

Smaller Company Fund
Domestic common stocks(c)	$76,833,292	$663,130	$77,496,422
Investment companies	346,104	—	346,104
Total investment portfolio	$77,179,396	$663,130	$77,842,526

(a)
Securities in the International Equity Fund with a market value of $2,413,333 transferred from Level 1 to Level 2 during the financial reporting period.  This includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(b)	Other financial instruments include foreign forward currency exchange contracts which are valued at the unrealized appreciation/(depreciation) of the instruments.
(c)	Please see the investment portfolio for detail by industry.

Derivative instruments | Authoritative guidance over derivatives requires qualitative disclosures about the objectives and strategies for using derivative instruments, quantitative disclosures about the fair value of, and gains and losses on, derivative instruments, as well as disclosures about credit-risk-related contingent features in derivative agreements.

During the period ended July 31, 2012, the International Equity Fund engaged in limited derivative activity. The contract amounts in the Investment Portfolio are representative of typical volumes.

Fair values of derivative instruments for the International Equity Fund as of July 31, 2012 are as follows:

Type of derivative	Balance sheet location	Value
Assets
Forward foreign currency exchange contracts	Unrealized gain on forward currency exchange contracts	$28,525

During the period ended July 31, 2012, no other Fund engaged in derivative activity.

Foreign currency transactions | The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. Each Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes. Net realized gain (loss) from foreign currency transactions also includes the effect of any Brazilian IOF tax.

Forward foreign currency exchange contracts | Each of the Funds except the Small Cap Growth Fund is authorized to enter into forward foreign currency contracts which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward foreign currency exchange contracts are translated to U.S. dollars using forward exchange rates provided by a pricing service as of the close of the NYSE each valuation day and the unrealized gain or loss is included in the Statements of Assets and Liabilities. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts.

Real estate investment trusts (“REITs”) | There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts.

Repurchase agreements | Each Fund may enter into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.  At July 31, 2012, none of the Funds held a repurchase agreement.

Revenue recognition | Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Expenses | Each Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class. Other expenses of each Fund are allocated to each class of shares based upon its relative percentage of net assets. The Funds have entered into an arrangement with the custodian whereby each Fund receives credits on uninvested cash balances which are used to offset a portion of each Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statements of Operations.

Class allocations | Each class of shares has equal rights to earnings and assets except that each class may bear different expense for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains | Each Fund except the Investment Grade Bond Fund distributes net investment income annually. Distributions of net investment income in the Investment Grade Bond Fund are made monthly. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other | In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

NOTE 3 | Federal income taxes and distributions | Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since the Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character; these adjustments have no effect on net assets or NAV per share. Financial reporting records are not adjusted for temporary differences. These differences between book-basis and tax-basis are primarily due to different treatment for items including, but not limited to, net operating losses, distribution reclasses for REITs, capital loss carryforwards, the deferral of losses from wash sales, the realization of unrealized gains/losses on passive foreign investment companies for tax purposes, and forward foreign currency exchange contracts.

As of July 31, 2012, the identified cost of investments in securities owned by each Fund for federal income tax purposes were as follows:

Identified cost
International Equity Fund	$27,013,780
Investment Grade Bond Fund	122,305,952
Mid Cap Growth Fund	354,465,389
Mid Cap Stock Fund	548,083,583
Small Cap Growth Fund	2,148,307,438
Smaller Company Fund	54,176,691

As of July 31, 2012, the net unrealized appreciation (depreciation) of investments in securities owned by each Fund were as follows:

	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation (depreciation)
International Equity Fund	$4,697,871	$(1,520,920)	$3,176,951
Investment Grade Bond Fund	4,205,807	(42,702)	4,163,105
Mid Cap Growth Fund	65,318,958	(10,727,319)	54,591,639
Mid Cap Stock Fund	73,461,676	(17,034,245)	56,427,431
Small Cap Growth Fund	323,429,468	(136,791,700)	186,637,768
Smaller Company Fund	28,698,488	(5,032,653)	23,665,835

NOTE 4 | Subsequent events | The Manager has evaluated subsequent events through September 21, 2012, the date these Investment Portfolios were released, and determined that no material events or transactions would require recognition or disclosure in the Funds’ Investment Portfolios.

Effective October 1, 2012, the day to day portfolio management of the Mid Cap Stock Fund will be assumed by Charles Schwartz, Betsy Pecor and Matthew McGeary as Co-Portfolio Managers of the Fund.

Item 2. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Eagle Series Trust that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE SERIES TRUST

Date:	September 26, 2012
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

EAGLE SERIES TRUST

Date:	September 26, 2012
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date:	September 26, 2012
/s/ Ana Borisova
Ana Borisova
Interim Principal Financial Officer